Commitments	12 Months Ended
Aug. 31, 2020
Commitments [Abstract]
Commitments
15	Commitments

The company entered into license agreements for certain intellectual property, which expire at various dates through 2025. Minimum payments for these agreements are as follows as at August 31, 2020:

No later than one year	$1,779
Later than one year and no later than five years	621
$2,400